STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income
Interest income	$ 4,073	$ 10,441
Other income	35,525	131,602
Total income	39,598	142,043
Share of income from operating limited partnerships	3,170,953	6,548,180
Expenses
Professional fees	148,554	182,269
Partnership management fee	360,887	566,582
General and administrative expenses	105,035	126,168
Operating expenses	614,476	875,019
NET INCOME (LOSS)	2,596,075	5,815,204
Net income (loss) allocated to general partner	25,961	58,152
Net income (loss) allocated to limited partners	$ 2,570,114	$ 5,757,052
Net income (loss) per BAC (in dollars per share)	$ 0.12	$ 0.26
Series Fifteen [Member]
Income
Interest income	$ 601	$ 379
Other income	321	2,505
Total income	922	2,884
Share of income from operating limited partnerships	700,342	20,746
Expenses
Professional fees	29,830	34,632
Partnership management fee	60,456	81,966
General and administrative expenses	20,017	24,302
Operating expenses	110,303	140,900
NET INCOME (LOSS)	590,961	(117,270)
Net income (loss) allocated to general partner	5,910	(1,173)
Net income (loss) allocated to limited partners	$ 585,051	$ (116,097)
Net income (loss) per BAC (in dollars per share)	$ 0.15	$ (0.03)
Series Sixteen [Member]
Income
Interest income	$ 503	$ 575
Other income	861	10,452
Total income	1,364	11,027
Share of income from operating limited partnerships	254,999	791,031
Expenses
Professional fees	35,237	49,958
Partnership management fee	192,900	213,462
General and administrative expenses	24,941	30,067
Operating expenses	253,078	293,487
NET INCOME (LOSS)	3,285	508,571
Net income (loss) allocated to general partner	33	5,086
Net income (loss) allocated to limited partners	$ 3,252	$ 503,485
Net income (loss) per BAC (in dollars per share)	$ 0.00	$ 0.09
Series Seventeen [Member]
Income
Interest income	$ 789	$ 2,399
Other income	4,080	36,098
Total income	4,869	38,497
Share of income from operating limited partnerships	1,138,960	5,708,385
Expenses
Professional fees	34,927	30,477
Partnership management fee	156,575	131,355
General and administrative expenses	21,632	26,811
Operating expenses	213,134	188,643
NET INCOME (LOSS)	930,695	5,558,239
Net income (loss) allocated to general partner	9,307	55,582
Net income (loss) allocated to limited partners	$ 921,388	$ 5,502,657
Net income (loss) per BAC (in dollars per share)	$ 0.18	$ 1.10
Series Eighteen [Member]
Income
Interest income	$ 418	$ 309
Other income	30,180	82,433
Total income	30,598	82,742
Share of income from operating limited partnerships	571,930	28,018
Expenses
Professional fees	27,332	27,175
Partnership management fee	67,583	83,347
General and administrative expenses	17,977	21,632
Operating expenses	112,892	132,154
NET INCOME (LOSS)	489,636	(21,394)
Net income (loss) allocated to general partner	4,896	(214)
Net income (loss) allocated to limited partners	$ 484,740	$ (21,180)
Net income (loss) per BAC (in dollars per share)	$ 0.13	$ (0.01)
Series Nineteen [Member]
Income
Interest income	$ 1,762	$ 6,779
Other income	83	114
Total income	1,845	6,893
Share of income from operating limited partnerships	504,722	0
Expenses
Professional fees	21,228	40,027
Partnership management fee	(116,627)	56,452
General and administrative expenses	20,468	23,356
Operating expenses	(74,931)	119,835
NET INCOME (LOSS)	581,498	(112,942)
Net income (loss) allocated to general partner	5,815	(1,129)
Net income (loss) allocated to limited partners	$ 575,683	$ (111,813)
Net income (loss) per BAC (in dollars per share)	$ 0.14	$ (0.03)